Offerings - Offering: 1	Oct. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	12,777,778
Proposed Maximum Offering Price per Unit	41.40
Maximum Aggregate Offering Price	$ 529,000,009.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 73,054.90
Offering Note	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on the Nasdaq Global Select Market on October 15, 2025, in accordance with Rule 457(c) of the Securities Act of 1933, as amended.